NOTES PAYABLE (Details Narrative)	1 Months Ended		3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Short-term Debt [Line Items]
Proceeds from Notes Payable													$ 566,268
Debt discount amortization							$ 31,428		$ 220,000	$ 220,000	220,000
Twenty Fifteenth Convertible Note [Member]
Short-term Debt [Line Items]
Converible variable price per share															80.00%
Ensysce Biosciences, Inc [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 4,400,000	$ 450,000					$ 450,000			4,400,000		3,300,000				$ 4,400,000
Converted into common stock								5,800,000
Proceeds from Notes Payable											700,000		400,000
Interest Expense, Debt			889,373			$ 201,715		1,173,166	531,364
Debt discount amortization			771,556			113,647		945,969	359,857
Debt gross proceeds								50,000	800,000
Cash and cash equivalent of comm stock		$ 194,214	8,011,782					8,011,782			$ 194,214		341,536				$ 194,214
Gain (Loss) on Extinguishment of Debt			347,566					347,566
Ensysce Biosciences, Inc [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			4,350,000					4,350,000
Converted into common stock								5,349,137
Debt discount amortization								554,911
Ensysce Biosciences, Inc [Member] | 2015 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount															$ 873,000
Converted into common stock														$ 100,000
Interest rate														5.00%		5.00%
Debt conversion percentage														80.00%
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest rate		10.00%									10.00%						10.00%
Proceeds from Issuance of Unsecured Debt																	$ 3,500,000
Debt Instrument, Convertible, Conversion Ratio																	0.50
Proceeds from Notes Payable																	$ 5,000,000
Conversion price per share | $ / shares		$ 3.80									$ 3.80						$ 3.80
Dividends																	$ 55,000,000
Debt Instrument, Description																	The promissory notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Stockholder and Board Member [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt																	$ 2,500,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt																	$ 1,000,000
Ensysce Biosciences, Inc [Member] | 2020 Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Interest rate		10.00%									10.00%						10.00%
Proceeds from Issuance of Unsecured Debt											$ 100,000
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 700,000									$ 700,000						$ 700,000
Debt Instrument, Maturity Date, Description											July 2022
Interest Expense, Debt											$ 381,886		292,260
Debt discount amortization											613,610		$ 666,689
Debt Instrument, Convertible, Remaining Discount Amortization Period													1 year 2 months 12 days
Debt Instrument, Interest Rate, Effective Percentage													55.40%
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member] | Covistat, Inc. [Member]
Short-term Debt [Line Items]
Converted into common stock											$ 10,000,000.0
Interest rate		10.00%									10.00%						10.00%
Proceeds from Issuance of Unsecured Debt											$ 700,000
Proceeds from Notes Payable											2,000,000.0
Dividends											$ 10,000,000.0
[custom:SalesPercentage]											80.00%
Ensysce Biosciences, Inc [Member] | Twenty Fifteenth Convertible Note [Member]
Short-term Debt [Line Items]
Converted into common stock																$ 100,000
Principal amount of convertible promissory notes.															$ 873,000
Share price															5.00%
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 3,500,000									$ 3,500,000						$ 3,500,000
Interest rate		10.00%									10.00%						10.00%
Conversion price per share | $ / shares		$ 0.25									$ 0.25						$ 0.25
Share price																	50.00%
Promissory note mature date												1 year					24 months
Debt gross proceeds																	$ 5,000,000
Cash and cash equivalent of comm stock		$ 55,000,000									$ 55,000,000						$ 55,000,000
Repayment of promissory note rate																	The 2018 convertible notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			3,500,000					3,500,000
Converted into common stock								4,401,466
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Unsecured promissory notes																	$ 1,000,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes [Member] | Stockholder [Member]
Short-term Debt [Line Items]
Unsecured promissory notes																	3,500,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes [Member] | Board Member [Member]
Short-term Debt [Line Items]
Unsecured promissory notes																	2,500,000
Ensysce Biosciences, Inc [Member] | Twenty Twenty Promissory Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 100,000	100,000					100,000			$ 100,000						$ 100,000
Interest rate		10.00%									10.00%						10.00%
Unsecured promissory notes											$ 100,000
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 700,000									$ 700,000						$ 700,000
Interest rate		10.00%									10.00%						10.00%
Converible variable price per share		80.00%									80.00%						80.00%
Unsecured promissory notes											$ 700,000
Debt gross proceeds		$ 2,000,000.0
Divided aggregate number of shares		10,000,000.0
Conversion price divided aggregate number of shares		$ 10,000,000.0
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			700,000					700,000
Converted into common stock								764,438
Ensysce Biosciences, Inc [Member] | 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Interest rate	10.00%
Converible variable price per share	80.00%
Unsecured promissory notes	$ 500
Debt gross proceeds	$ 10,000,000.0			$ 2,000,000.0
Debt, maturity date	Jan. 28, 2023
Ensysce Biosciences, Inc [Member] | 2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			50,000					50,000
Converted into common stock								52,082
Ensysce Biosciences, Inc [Member] | Twenty Twenty One Promissory Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 350,000					$ 350,000
Interest rate				10.00%
Unsecured promissory notes				$ 3,500